Deferred income taxes and tax credit - Schedule of years of expiry for tax losses and tax credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets recognized	$ 0	$ 0
Deferred Tax Assets, Federal and State Research And Development Tax Credits	21,735	21,274
Tax losses not recognized and to be carried forward	926,350	818,946
R&D USA tax credits carried forward	4,389
Unused tax losses expired	$ 31,128	19,889
R&D tax credit carry forward period	20 years
Tax Effect Of Research And Development Tax Credits	$ 357	366	$ 584
Tax Effect Of Research And Development Tax Credits, Carryforwards	918,000	907,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	5,874	6,010
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	0	31,128
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	38,441	38,441
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	92,012	92,012
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	121,866	121,866
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	14	0
Tax losses not recognized and to be carried forward	118,943	118,943
Tax Expiry Year - 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	190,928	190,928
Tax Expiry Year - Beyond 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	364,160	225,628
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	0	0
Tax Effect Of Research And Development Tax Credits, Carryforwards	363,000	352,000
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	937	5,552
Tax Effect Of Research And Development Tax Credits, Carryforwards	275,000	275,000
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	8,429	8,429
Tax Effect Of Research And Development Tax Credits, Carryforwards	$ 280,000	$ 280,000